STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Automobiles & Components - .3%
Aptiv	26,820		2,085,255
BorgWarner	20,121		736,429
Ford Motor	401,992		2,657,167
General Motors	130,432		3,246,452
			8,725,303
Banks - 3.4%
Bank of America	814,874		20,274,065
Citigroup	217,536		10,878,975
Citizens Financial Group	46,907		1,163,763
Comerica	15,059		580,073
Fifth Third Bancorp	75,259		1,494,644
First Republic Bank	17,754		1,996,970
Huntington Bancshares	106,104		983,584
JPMorgan Chase & Co.	317,685		30,701,078
KeyCorp	103,737		1,245,881
M&T Bank	13,895		1,472,175
People's United Financial	45,428		490,168
Regions Financial	103,645		1,125,585
SVB Financial Group	5,430	[a]	1,217,786
The PNC Financial Services Group	44,253		4,720,468
Truist Financial	139,929		5,241,740
U.S. Bancorp	143,030		5,269,225
Wells Fargo & Co.	389,217		9,442,404
Zions Bancorp	19,258		625,307
			98,923,891
Capital Goods - 5.2%
3M	59,763		8,992,539
A.O. Smith	14,200		683,588
Allegion	10,022		996,788
AMETEK	23,785		2,217,951
Carrier Global	83,570		2,276,447
Caterpillar	56,391		7,493,236
Cummins	15,428		2,981,615
Deere & Co.	32,571		5,742,593
Dover	15,405		1,585,637
Eaton	41,729		3,886,222
Emerson Electric	63,049		3,909,668
Fastenal	57,593		2,709,175
Flowserve	14,337		399,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Capital Goods - 5.2% (continued)
Fortive	30,479		2,139,321
Fortune Brands Home & Security	15,103		1,155,380
General Dynamics	24,540		3,601,000
General Electric	898,973		5,456,766
Honeywell International	73,121		10,922,084
Howmet Aerospace	42,173		623,317
Huntington Ingalls Industries	4,328		751,817
IDEX	7,752		1,277,685
Illinois Tool Works	29,953		5,541,005
Ingersoll Rand	35,648	[a]	1,126,120
Jacobs Engineering Group	13,840		1,181,244
Johnson Controls International	77,646		2,987,818
L3Harris Technologies	22,504		3,788,098
Lockheed Martin	25,578		9,693,295
Masco	27,649		1,580,417
Northrop Grumman	16,155		5,250,537
Otis Worldwide	41,785		2,621,591
PACCAR	36,187		3,078,790
Parker-Hannifin	13,307		2,380,888
Pentair	16,856		722,280
Quanta Services	14,520		580,364
Raytheon Technologies	152,791		8,660,194
Rockwell Automation	12,012		2,620,298
Roper Technologies	10,688		4,622,026
Snap-on	5,629		821,102
Stanley Black & Decker	15,486		2,374,314
Teledyne Technologies	3,654	[a]	1,120,682
Textron	24,117		842,648
The Boeing Company	55,720		8,803,760
Trane Technologies	24,951		2,791,268
TransDigm Group	5,140		2,218,321
United Rentals	7,550	[a]	1,173,044
W.W. Grainger	4,542		1,551,229
Westinghouse Air Brake Technologies	18,573		1,155,055
Xylem	17,917		1,307,583
			150,396,372
Commercial & Professional Services - .7%
Cintas	8,825		2,664,003
Copart	20,796	[a]	1,939,227
Equifax	12,574		2,044,029
IHS Markit	41,014		3,311,060
Nielsen Holdings	35,141		507,085
Republic Services	21,795		1,901,614
Robert Half International	12,649		643,455

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Commercial & Professional Services - .7% (continued)
Rollins	14,703		770,437
Verisk Analytics	17,004		3,208,825
Waste Management	40,191		4,404,934
			21,394,669
Consumer Durables & Apparel - 1.0%
D.R. Horton	34,159		2,259,959
Garmin	14,688		1,448,090
Hanesbrands	39,035		551,565
Hasbro	13,025		947,699
Leggett & Platt	14,132		566,552
Lennar, Cl. A	28,721		2,077,964
Mohawk Industries	6,353	[a]	507,287
Newell Brands	40,479		663,856
NIKE, Cl. B	129,205		12,611,700
NVR	355	[a]	1,395,203
PulteGroup	25,152		1,096,627
PVH	7,890		383,927
Ralph Lauren	5,704		406,695
Tapestry	28,418		379,664
Under Armour, Cl. A	19,312	[a]	203,162
Under Armour, Cl. C	19,429	[a]	184,381
VF	33,852		2,043,307
Whirlpool	6,613		1,078,713
			28,806,351
Consumer Services - 1.5%
Carnival	48,669		675,526
Chipotle Mexican Grill	2,618	[a]	3,024,209
Darden Restaurants	12,819		972,962
Domino's Pizza	3,989		1,542,187
H&R Block	22,698		329,121
Hilton Worldwide Holdings	29,769		2,234,163
Las Vegas Sands	34,740		1,516,054
Marriott International, Cl. A	28,525		2,391,108
McDonald's	77,428		15,042,712
MGM Resorts International	53,571		861,957
Norwegian Cruise Line Holdings	26,264	[a]	358,241
Royal Caribbean Cruises	17,394		847,262
Starbucks	122,376		9,365,435
Wynn Resorts	10,056		728,356
Yum! Brands	31,476		2,865,890
			42,755,183
Diversified Financials - 4.4%
American Express	68,737		6,414,537
Ameriprise Financial	13,187		2,025,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Diversified Financials - 4.4% (continued)
Berkshire Hathaway, Cl. B	202,395	[a]	39,624,893
BlackRock	16,000		9,200,160
Capital One Financial	47,878		3,054,616
Cboe Global Markets	11,090		972,593
CME Group	36,888		6,130,048
Discover Financial Services	32,578		1,610,331
E*Trade Financial	23,668		1,201,624
Franklin Resources	30,603		644,193
Intercontinental Exchange	57,070		5,523,235
Invesco	42,743		429,140
MarketAxess Holdings	3,859		1,993,945
Moody's	16,802		4,726,403
Morgan Stanley	124,286		6,075,100
MSCI	8,697		3,269,898
Nasdaq	11,521		1,512,823
Northern Trust	22,299		1,747,127
Raymond James Financial	12,892		895,736
S&P Global	25,088		8,787,072
State Street	37,795		2,410,943
Synchrony Financial	56,612		1,252,824
T. Rowe Price Group	24,289		3,354,311
The Bank of New York Mellon	84,125		3,015,881
The Charles Schwab	118,537		3,929,502
The Goldman Sachs Group	32,274		6,388,961
			126,191,815
Energy - 2.5%
Apache	39,238		602,303
Baker Hughes	66,783		1,034,469
Cabot Oil & Gas	42,699		798,471
Chevron	194,319		16,311,137
Concho Resources	20,678		1,086,422
ConocoPhillips	111,863		4,182,558
Devon Energy	42,251		443,213
Diamondback Energy	16,720		666,459
EOG Resources	59,558		2,790,292
Exxon Mobil	439,582		18,497,611
Halliburton	88,259		1,264,751
Hess	26,574		1,307,707
HollyFrontier	16,962		466,455
Kinder Morgan	198,834		2,803,559
Marathon Oil	87,969		482,950
Marathon Petroleum	67,405		2,574,871
National Oilwell Varco	39,539		455,094
Noble Energy	50,003		499,530

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Energy - 2.5% (continued)
Occidental Petroleum	91,307		1,437,172
ONEOK	42,186		1,177,411
Phillips 66	45,974		2,851,307
Pioneer Natural Resources	17,168		1,663,923
Schlumberger	142,168		2,578,928
TechnipFMC	44,976		361,157
The Williams Companies	124,883		2,389,012
Valero Energy	42,607		2,395,792
			71,122,554
Food & Staples Retailing - 1.5%
Costco Wholesale	45,684		14,871,513
Sysco	52,573		2,778,483
The Kroger Company	82,571		2,872,645
Walgreens Boots Alliance	78,724		3,204,854
Walmart	147,196		19,047,162
			42,774,657
Food, Beverage & Tobacco - 3.4%
Altria Group	193,192		7,949,851
Archer-Daniels-Midland	56,439		2,417,282
Brown-Forman, Cl. B	18,567		1,287,436
Campbell Soup	17,907		887,650
Conagra Brands	49,633		1,858,756
Constellation Brands, Cl. A	17,083		3,044,191
General Mills	62,119		3,930,269
Hormel Foods	28,452		1,447,069
Kellogg	26,167		1,805,261
Lamb Weston Holdings	14,830		890,986
McCormick & Co.	12,477		2,431,767
Molson Coors Beverage, Cl. B	18,454		692,394
Mondelez International, Cl. A	148,576		8,244,482
Monster Beverage	39,029	[a]	3,062,996
PepsiCo	144,038		19,828,271
Philip Morris International	160,914		12,359,804
The Coca-Cola Company	401,755		18,978,906
The Hershey Company	15,294		2,223,901
The J.M. Smucker Company	11,677		1,276,880
The Kraft Heinz Company	64,219		2,207,849
Tyson Foods, Cl. A	30,316		1,862,918
			98,688,919
Health Care Equipment & Services - 6.7%
Abbott Laboratories	183,817		18,499,343
ABIOMED	4,629	[a]	1,388,422
Align Technology	7,471	[a]	2,195,129
AmerisourceBergen	16,244		1,627,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Health Care Equipment & Services - 6.7% (continued)
Anthem	26,216		7,177,941
Baxter International	52,343		4,521,388
Becton Dickinson & Co.	30,610		8,611,817
Boston Scientific	148,223	[a]	5,716,961
Cardinal Health	29,777		1,626,420
Centene	59,638	[a]	3,891,380
Cerner	32,658		2,268,098
Cigna	38,609		6,667,388
CVS Health	135,782		8,546,119
Danaher	65,731		13,395,978
DaVita	9,406	[a]	821,990
Dentsply Sirona	23,889		1,065,449
DexCom	9,412	[a]	4,099,302
Edwards Lifesciences	64,683	[a]	5,071,794
HCA Healthcare	27,118		3,434,224
Henry Schein	15,393	[a]	1,057,961
Hologic	27,280	[a]	1,903,598
Humana	13,871		5,443,674
IDEXX Laboratories	8,961	[a]	3,564,238
Intuitive Surgical	12,106	[a]	8,297,937
Laboratory Corp. of America Holdings	10,489	[a]	2,023,538
McKesson	16,892		2,536,503
Medtronic	139,375		13,446,900
Quest Diagnostics	13,485		1,713,539
ResMed	14,679		2,972,644
STERIS	8,786		1,402,509
Stryker	33,480		6,471,684
Teleflex	4,667		1,741,258
The Cooper Companies	4,902		1,386,923
UnitedHealth Group	98,585		29,849,566
Universal Health Services, Cl. B	8,462		929,974
Varian Medical Systems	9,334	[a]	1,332,148
West Pharmaceutical Services	7,607		2,045,294
Zimmer Biomet Holdings	21,119		2,848,108
			191,594,625
Household & Personal Products - 2.0%
Church & Dwight	25,488		2,455,259
Colgate-Palmolive	88,980		6,869,256
Coty, Cl. A	33,299		123,539
Kimberly-Clark	35,001		5,321,552
The Clorox Company	12,934		3,059,020
The Estee Lauder Companies, Cl. A	23,326		4,607,818
The Procter & Gamble Company	257,663		33,784,773
			56,221,217

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Insurance - 1.9%
Aflac	76,622	2,725,445
American International Group	89,404	2,873,445
Aon, Cl. A	24,380	5,003,264
Arthur J. Gallagher & Co.	19,030	2,045,535
Assurant	6,258	672,547
Chubb	46,688	5,940,581
Cincinnati Financial	15,613	1,216,721
Everest Re Group	4,018	879,098
Globe Life	11,006	876,078
Lincoln National	21,313	794,336
Loews	27,610	1,005,280
Marsh & McLennan	52,417	6,111,822
MetLife	81,190	3,073,042
Principal Financial Group	26,256	1,114,042
Prudential Financial	41,750	2,645,698
The Allstate	32,816	3,097,502
The Hartford Financial Services Group	37,037	1,567,406
The Progressive	60,786	5,491,407
The Travelers Companies	26,392	3,019,773
Unum Group	22,051	379,939
W.R. Berkley	14,807	914,332
Willis Towers Watson	13,345	2,802,583
		54,249,876
Materials - 2.5%
Air Products & Chemicals	22,684	6,501,915
Albemarle	11,387	938,972
Amcor	165,666	1,706,360
Avery Dennison	8,506	964,070
Ball	34,780	2,560,851
Celanese	12,917	1,255,532
CF Industries Holdings	22,803	714,418
Corteva	77,020	2,199,691
Dow	77,041	3,163,303
DuPont de Nemours	77,039	4,120,046
Eastman Chemical	14,890	1,111,241
Ecolab	25,909	4,847,056
FMC	14,158	1,501,456
Freeport-McMoRan	149,515	1,931,734
International Flavors & Fragrances	10,930	1,376,634
International Paper	41,784	1,453,665
Linde	54,745	13,418,547
LyondellBasell Industries, Cl. A	26,944	1,684,539
Martin Marietta Materials	6,624	1,372,360
Newmont	83,838	5,801,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Materials - 2.5% (continued)
Nucor	31,505		1,321,635
Packaging Corp. of America	9,246		888,726
PPG Industries	24,165		2,601,362
Sealed Air	16,096		574,305
The Mosaic Company	35,272		475,114
The Sherwin-Williams Company	8,380		5,429,570
Vulcan Materials	13,242		1,554,876
WestRock	26,131		701,879
			72,171,447
Media & Entertainment - 8.8%
Activision Blizzard	79,993		6,609,822
Alphabet, Cl. A	31,189	[a]	46,407,673
Alphabet, Cl. C	30,471	[a]	45,187,274
Charter Communications, Cl. A	15,737	[a]	9,127,460
Comcast, Cl. A	473,373		20,260,364
Discovery, Cl. A	16,751	[a]	353,446
Discovery, Cl. C	34,834	[a]	660,104
DISH Network, Cl. A	25,589	[a]	821,663
Electronic Arts	30,462	[a]	4,314,028
Facebook, Cl. A	249,988	[a]	63,414,456
Fox, Cl. A	35,651		918,726
Fox, Cl. B	16,712		430,668
Live Nation Entertainment	13,283	[a]	621,777
Netflix	45,706	[a]	22,344,749
News Corporation, Cl. A	41,388		526,455
News Corporation, Cl. B	10,719		136,774
Omnicom Group	22,684		1,218,811
Take-Two Interactive Software	11,745	[a]	1,926,415
The Interpublic Group of Companies	37,727		680,972
The Walt Disney Company	187,739		21,954,199
Twitter	79,233	[a]	2,884,081
ViacomCBS, Cl. B	56,296		1,467,637
			252,267,554
Pharmaceuticals Biotechnology & Life Sciences - 7.6%
AbbVie	183,143		17,382,102
Agilent Technologies	32,307		3,112,133
Alexion Pharmaceuticals	22,766	[a]	2,333,287
Amgen	61,548		15,058,949
Biogen	17,148	[a]	4,710,384
Bio-Rad Laboratories, Cl. A	2,105	[a]	1,104,893
Bristol-Myers Squibb	236,012		13,844,464
Eli Lilly & Co.	87,877		13,207,034
Gilead Sciences	131,250		9,125,812
Illumina	15,264	[a]	5,833,290

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.6% (continued)
Incyte	18,474	[a]	1,824,492
IQVIA Holdings	18,548	[a]	2,937,818
Johnson & Johnson	273,897		39,923,227
Merck & Co.	262,684		21,077,764
Mettler-Toledo International	2,564	[a]	2,397,340
Mylan	51,571	[a]	830,809
PerkinElmer	11,086		1,318,236
Perrigo	13,555		718,686
Pfizer	577,301		22,214,542
Regeneron Pharmaceuticals	10,465	[a]	6,614,613
Thermo Fisher Scientific	41,115		17,019,554
Vertex Pharmaceuticals	26,910	[a]	7,319,520
Waters	6,491	[a]	1,383,557
Zoetis	49,143		7,454,010
			218,746,516
Real Estate - 2.7%
Alexandria Real Estate Equities	12,991	[b]	2,306,552
American Tower	45,800	[b]	11,971,662
Apartment Investment & Management, Cl. A	16,046	[b]	622,906
AvalonBay Communities	14,286	[b]	2,187,472
Boston Properties	14,935	[b]	1,330,559
CBRE Group, Cl. A	34,470	[a]	1,510,131
Crown Castle International	43,279	[b]	7,214,609
Digital Realty Trust	27,773	[b]	4,458,677
Duke Realty	37,774	[b]	1,518,137
Equinix	9,174	[b]	7,205,994
Equity Residential	36,257	[b]	1,944,463
Essex Property Trust	6,610	[b]	1,459,091
Extra Space Storage	13,274	[b]	1,371,735
Federal Realty Investment Trust	7,462	[b]	569,351
Healthpeak Properties	55,539	[b]	1,515,659
Host Hotels & Resorts	76,153	[b]	820,929
Iron Mountain	28,082	[b]	791,632
Kimco Realty	41,023	[b]	457,406
Mid-America Apartment Communities	11,274	[b]	1,343,748
Prologis	76,657	[b]	8,081,181
Public Storage	15,231	[b]	3,044,372
Realty Income	35,544	[b]	2,134,417
Regency Centers	17,452	[b]	716,056
SBA Communications	11,639	[b]	3,626,014
Simon Property Group	31,734	[b]	1,978,615
SL Green Realty	8,341	[b]	387,857

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Real Estate - 2.7% (continued)
UDR	30,023	[b]	1,086,833
Ventas	37,735	[b]	1,447,515
Vornado Realty Trust	16,601	[b]	573,067
Welltower	43,251	[b]	2,316,524
Weyerhaeuser	75,162	[b]	2,090,255
			78,083,419
Retailing - 8.2%
Advance Auto Parts	7,266		1,090,917
Amazon.com	43,553	[a]	137,831,308
AutoZone	2,438	[a]	2,943,690
Best Buy	24,287		2,418,742
Booking Holdings	4,265	[a]	7,088,984
CarMax	17,112	[a]	1,659,351
Dollar General	26,523		5,049,979
Dollar Tree	23,941	[a]	2,234,892
eBay	69,767		3,856,720
Expedia Group	14,242		1,153,744
Genuine Parts	14,612		1,317,272
Kohl's	16,507		314,293
L Brands	22,706		554,253
LKQ	32,844	[a]	925,872
Lowe's	78,644		11,710,878
O'Reilly Automotive	7,856	[a]	3,750,297
Ross Stores	37,721		3,382,442
Target	52,081		6,555,956
The Gap	22,053		294,849
The Home Depot	111,969		29,726,650
The TJX Companies	125,377		6,518,350
Tiffany & Co.	11,220		1,406,539
Tractor Supply	12,105		1,727,868
Ulta Beauty	6,042	[a]	1,166,046
			234,679,892
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices	121,671	[a]	9,420,986
Analog Devices	37,946		4,358,098
Applied Materials	95,575		6,148,340
Broadcom	41,534		13,155,894
Intel	441,405		21,068,261
KLA	16,189		3,235,048
Lam Research	15,009		5,660,794
Maxim Integrated Products	28,207		1,920,615
Microchip Technology	25,447		2,588,723
Micron Technology	115,470	[a]	5,779,851
NVIDIA	63,918		27,138,944

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Semiconductors & Semiconductor Equipment - 4.6% (continued)
Qorvo	12,464	[a]	1,597,262
Qualcomm	117,124		12,369,466
Skyworks Solutions	17,700		2,576,766
Texas Instruments	95,529		12,184,724
Xilinx	25,711		2,760,076
			131,963,848
Software & Services - 14.3%
Accenture, Cl. A	66,194		14,879,087
Adobe	50,141	[a]	22,278,649
Akamai Technologies	16,940	[a]	1,904,734
Ansys	8,820	[a]	2,739,492
Autodesk	22,727	[a]	5,373,345
Automatic Data Processing	44,737		5,945,995
Broadridge Financial Solutions	12,172		1,635,186
Cadence Design Systems	28,428	[a]	3,105,759
Citrix Systems	12,150		1,734,534
Cognizant Technology Solutions, Cl. A	57,194		3,907,494
DXC Technology	27,671		495,588
Fidelity National Information Services	64,166		9,388,127
Fiserv	58,714	[a]	5,859,070
FleetCor Technologies	8,837	[a]	2,284,983
Fortinet	14,027	[a]	1,939,934
Gartner	9,012	[a]	1,123,256
Global Payments	30,818		5,486,220
International Business Machines	92,253		11,341,584
Intuit	26,909		8,244,110
Jack Henry & Associates	7,830		1,396,089
Leidos Holdings	13,247		1,260,585
Mastercard, Cl. A	91,925		28,361,620
Microsoft	788,761		161,703,893
NortonLifeLock	59,375		1,273,594
Oracle	217,286		12,048,509
Paychex	32,906		2,366,600
Paycom Software	4,985	[a]	1,417,584
PayPal Holdings	122,047	[a]	23,929,755
salesforce.com	93,540	[a]	18,226,269
ServiceNow	19,790	[a]	8,691,768
Synopsys	15,292	[a]	3,046,472
The Western Union Company	44,745		1,086,409
Tyler Technologies	3,978	[a]	1,421,141
Verisign	10,622	[a]	2,248,465
Visa, Cl. A	175,645		33,442,808
			411,588,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Technology Hardware & Equipment - 8.0%
Amphenol, Cl. A	31,104		3,289,559
Apple	423,961		180,200,383
Arista Networks	5,585	[a]	1,450,815
CDW	14,810		1,721,663
Cisco Systems	440,835		20,763,328
Corning	79,276		2,457,556
F5 Networks	6,089	[a]	827,495
FLIR Systems	13,691		570,367
Hewlett Packard Enterprise	135,709		1,339,448
HP	153,504		2,698,600
IPG Photonics	3,981	[a]	712,639
Juniper Networks	36,771		933,248
Keysight Technologies	18,989	[a]	1,896,811
Motorola Solutions	17,632		2,464,954
NetApp	24,781		1,097,798
Seagate Technology	24,861		1,124,214
TE Connectivity	34,591		3,081,020
Western Digital	30,127		1,298,474
Xerox Holdings	19,503		324,725
Zebra Technologies, Cl. A	5,254	[a]	1,475,061
			229,728,158
Telecommunication Services - 1.9%
AT&T	742,489		21,962,825
CenturyLink	97,867		944,417
T-Mobile US	58,001	[a]	6,228,147
Verizon Communications	430,161		24,725,654
			53,861,043
Transportation - 1.7%
Alaska Air Group	13,287		457,604
American Airlines Group	40,959		455,464
C.H. Robinson Worldwide	13,742		1,287,900
CSX	80,647		5,753,357
Delta Air Lines	59,942		1,496,752
Expeditors International of Washington	17,528		1,481,291
FedEx	24,828		4,181,035
J.B. Hunt Transport Services	9,039		1,169,647
Kansas City Southern	9,971		1,713,516
Norfolk Southern	27,046		5,198,512
Old Dominion Freight Line	9,799		1,791,453
Southwest Airlines	55,359		1,710,040
Union Pacific	70,711		12,257,752
United Airlines Holdings	26,005	[a]	816,037
United Parcel Service, Cl. B	72,436		10,340,963
			50,111,323

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
Utilities - 3.0%
Alliant Energy		24,713		1,330,795
Ameren		25,137		2,016,993
American Electric Power		50,532		4,390,220
American Water Works		18,649		2,746,438
Atmos Energy		12,649		1,340,668
CenterPoint Energy		56,151		1,067,431
CMS Energy		28,535		1,831,376
Consolidated Edison		34,649		2,662,083
Dominion Energy		87,065		7,054,877
DTE Energy		19,753		2,284,039
Duke Energy		76,316		6,467,018
Edison International		39,096		2,176,474
Entergy		20,396		2,144,231
Evergy		24,607		1,595,272
Eversource Energy		34,822		3,136,418
Exelon		99,667		3,848,143
FirstEnergy		55,347		1,605,063
NextEra Energy		50,855		14,274,998
NiSource		37,373		913,770
NRG Energy		26,498		895,897
Pinnacle West Capital		11,599		963,645
PPL		79,455		2,115,092
Public Service Enterprise Group		51,317		2,870,673
Sempra Energy		30,317		3,773,254
The AES		69,863		1,064,013
The Southern Company		108,374		5,918,304
WEC Energy Group		32,785		3,123,099
Xcel Energy		53,974		3,726,365
				87,336,649
Total Common Stocks (cost $975,304,535)				2,812,383,989
	Maturity Date	Number of Warrants
Warrants - .0%
Energy - .0%
Occidental Petroleum (cost $0)	8/03/2027	11,413		63,913
		Principal Amount ($)
Short-Term Investments - .2%
U.S. Treasury Bills - .2%
0.43%, 2/25/21 (cost $4,868,064)		4,872,000	[c,d]	4,869,491

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $53,833,577)	0.26	53,833,577	[e]	53,833,577
Total Investments (cost $1,034,006,176)		99.9%		2,871,150,970
Cash and Receivables (Net)		.1%		3,058,145
Net Assets		100.0%		2,874,209,115

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Held by a counterparty for open exchange traded derivative contracts.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks†	2,812,383,989	-	-	2,812,383,989
Investment Companies	53,833,577	-	-	53,833,577
U.S. Treasury Securities	-	4,869,491	-	4,869,491
Warrants	63,913	-	-	63,913
Other Financial Instruments:
Futures ††	4,318,951	-	-	4,318,951

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	379	9/18/2020	57,524,374	61,843,325	4,318,951
Gross Unrealized Appreciation				4,318,951

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2020, accumulated net unrealized appreciation on investments was $1,837,144,794, consisting of $1,906,929,301 gross unrealized appreciation and $69,784,507 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.